UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valiant Capital Management, L.P.
Address:    One Market Street, Steuart Tower, Suite 2625
            San Francisco, CA  94105

Form 13F File Number:   28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ralph J. Long, Jr.
Title:      Chief Operating Officer
Phone:      415-659-7217

Signature, Place and Date of Signing:

      /s/Ralph J. Long, Jr.         San Francisco, CA       February 9, 2009


Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              _____0_____
                                                     -

Form 13F Information Table Entry Total:         _____10____
                                                     --

Form 13F Information Table Value Total:         _$209,511__ x 1000
                                                 --------

List of other included Managers:                None

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

NAME OF ISSUER                TITLE  CUSIP       VALUE X1000  SHARES                 INV.     OTHER    VOTING AUTH
                              OF                                                     DISC.    MGR
                              CLASS
                                                                                                       SOLE      SHR    NONE
AMERICAN EXPRESS CO           COM    025816109         17,829     961,114            SOLE                961,114
BAIDU ADR                     SPON   056752108         11,191      85,708            SOLE                 85,708
                              ADR
CTRIP.COM INTERNATIONAL LTD   ADR    22943F100         13,045     548,109            SOLE                548,109
ADR
HESS CORP                     COM    42809H107         20,619     384,402            SOLE                384,402
MASTERCARD INC                COM    57636Q104         38,517     269,485            SOLE                269,485
MONSANTO CO                   COM    61166W101         31,976     454,526            SOLE                454,526
QUALCOMM INC                  COM    747525103         23,544     657,107            SOLE                657,107
SCHWAB CHARLES CORP           COM    808513105         12,247     757,433            SOLE                757,433
STERLITE INDUSTRIES LTD       ADS    859737207         24,212   4,386,176            SOLE              4,386,176
(INDIA)
UNIBANCO S A GDR              ADR    90458E107         16,331     252,729            SOLE                252,729

